Share-based Compensation - RCUs movement (Details) - RCUs $ in Thousands														12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments	Sep. 25, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 03, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Apr. 01, 2019 EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Apr. 03, 2018 EquityInstruments	Apr. 02, 2018 EquityInstruments	Apr. 03, 2017 EquityInstruments	Apr. 01, 2016 EquityInstruments	Apr. 01, 2015 EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments														76,467	75,084
Granted during the period | EquityInstruments					233,688		26,308			24,608	26,097	24,925	16,999	233,688	26,308
Vested during the period | EquityInstruments		(182,850)	(11,776)	(25,551)			(24,925)		(16,999)					(220,177)	(24,925)
Outstanding at end of the period | EquityInstruments	89,978					76,467		75,084						89,978	76,467
Weighted average contractual life
Weighted average contractual life	2 years 15 days					1 year 3 months 4 days		1 year 3 months
Aggregate fair value
Outstanding at the beginning of the period | $														$ 1,790	$ 1,595
Granted during the period | $														472	605
Vested during the period | $														(1,816)	(410)
Outstanding at the end of the period | $	$ 446					$ 1,790		$ 1,595						$ 446	$ 1,790